Revenue Recognition - Narrative (Q1) (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Unsatisfied performance obligations	$ 80.7	$ 30.8
Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied performance obligation durations		1 year
Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied performance obligation durations		15 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-04-01 | Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied performance obligation durations	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-04-01 | Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied performance obligation durations	15 years